Customer Trust Funds (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Fair Values of Investments of Customer Trust Funds Available for Sale

Investments of Customer Trust Funds at September 30, 2018

	Amortized Cost	Gross Unrealized		Fair Value
		Gain	Loss
Money market securities, investments carried at cost and other cash equivalents	$1,697.9	$—	$—	$1,697.9
Available for sale investments:
U.S. government and agency securities	548.6	—	(19.1)	529.5
Canadian and provincial government securities	414.6	2.1	(2.7)	414.0
Corporate debt securities	513.1	0.2	(6.8)	506.5
Asset-backed securities	249.6	—	(3.6)	246.0
Mortgage-backed securities	9.7	—	(0.3)	9.4
Other securities	14.9	—	(0.2)	14.7

Total available for sale investments	1,750.5	2.3	(32.7)	1,720.1

Invested customer trust funds	3,448.4	$2.3	$(32.7)	3,418.0

Trust receivables	8.6			8.6

Total customer trust funds	$3,457.0			$3,426.6

Investments of Customer Trust Funds at December 31, 2017

	Amortized Cost	Gross Unrealized		Fair Value
		Gain	Loss
Money market securities, investments carried at cost and other cash equivalents	$2,309.3	$—	$—	$2,309.3
Available for sale investments:
U.S. government and agency securities	584.6	0.1	(7.1)	577.6
Canadian and provincial government securities	418.2	6.6	(1.5)	423.3
Corporate debt securities	472.3	0.8	(2.5)	470.6
Asset-backed securities	280.8	—	(1.8)	279.0
Mortgage-backed securities	15.0	—	(0.2)	14.8
Other securities	17.0	—	(0.2)	16.8

Total available for sale investments	1,787.9	7.5	(13.3)	1,782.1

Invested customer trust funds	4,097.2	$7.5	$(13.3)	4,091.4

Trust receivables	8.3			8.3

Total customer trust funds	$4,105.5			$4,099.7

Investments of Customer Trust Funds at December 31, 2017

	Amortized Cost	Gross Unrealized		Fair Value
		Gain	Loss
Money market securities, investments carried at cost and other cash equivalents	$2,309.3	$—	$—	$2,309.3
Available for sale investments:
U.S. government and agency securities	584.6	0.1	(7.1)	577.6
Canadian and provincial government securities	418.2	6.6	(1.5)	423.3
Corporate debt securities	$472.3	$0.8	$(2.5)	$470.6
Asset-backed securities	280.8	—	(1.8)	279.0
Mortgage-backed securities	15.0	—	(0.2)	14.8
Other securities	17.0	—	(0.2)	16.8

Total available for sale investments	1,787.9	7.5	(13.3)	1,782.1

Invested customer trust funds	4,097.2	$7.5	$(13.3)	4,091.4

Trust receivables	8.3			8.3

Total customer trust funds	$4,105.5			$4,099.7

Investments of Customer Trust Funds at December 31, 2016

	Amortized Cost	Gross Unrealized		Fair Value
		Gain	Loss
Money market securities, investments carried at cost and other cash equivalents	$1,941.9	$—	$—	$1,941.9
Available for sale investments:
U.S. government and agency securities	607.7	0.9	(4.7)	603.9
Canadian and provincial government securities	380.0	12.9	(0.1)	392.8
Corporate debt securities	511.7	3.1	(1.2)	513.6
Asset-backed securities	192.2	0.4	(0.3)	192.3
Mortgage-backed securities	28.7	—	(0.2)	28.5
Other securities	24.6	—	(0.3)	24.3

Total available for sale investments	1,744.9	17.3	(6.8)	1,755.4

Invested customer trust funds	3,686.8	$17.3	$(6.8)	3,697.3

Trust receivables	5.5			5.5

Total customer trust funds	$3,692.3			$3,702.8

Schedule of Unrealized Losses and Fair Value

The following represents the gross unrealized losses and the related fair value of the investments of customer trust funds available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at September 30, 2018.

	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
U.S. government and agency securities	$(8.0)	$257.9	$(11.1)	$268.7	$(19.1)	$526.6
Canadian and provincial government securities	(0.9)	86.9	(1.8)	100.8	(2.7)	187.7
Corporate debt securities	(3.7)	271.1	(3.1)	145.9	(6.8)	417.0
Asset-backed securities	(1.1)	97.4	(2.5)	129.8	(3.6)	227.2
Mortgage-backed securities	(a )	1.2	(0.3)	8.0	(0.3)	9.2
Other securities	(0.1)	4.0	(0.1)	10.5	(0.2)	14.5

Total available for sale investments	$(13.8)	$718.5	$(18.9)	$663.7	$(32.7)	$1,382.2

(a)	These investments have been in an unrealized loss position; however, the amount of unrealized loss is less than $0.05.

The following represents the gross unrealized losses and the related fair value of the investments of customer trust funds available for sale, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2017.

	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
U.S. government and agency securities	$(3.6)	$436.7	$(3.5)	$113.5	$(7.1)	$550.2
Canadian and provincial government securities	(1.5)	133.4	—	—	(1.5)	133.4
Corporate debt securities	(2.0)	264.2	(0.5)	41.4	(2.5)	305.6
Asset-backed securities	(1.7)	239.6	(0.1)	17.0	(1.8)	256.6
Mortgage-backed securities	(0.1)	4.1	(0.2)	10.4	(0.3)	14.5
Other securities	(a)	2.4	(0.1)	12.6	(0.1)	15.0

Total available for sale investments	$(8.9)	$1,080.4	$(4.4)	$194.9	$(13.3)	$1,275.3

(a)	These investments have been in an unrealized loss position; however, the amount of unrealized loss is less than $0.05.

Schedule of Amortized Cost and Fair Value of Investment Securities Available for Sale by Contractual Maturity

Expected maturities will differ from contractual maturities because borrowers may have the right to call or to prepay obligations with or without call or prepayment penalties.

	September 30, 2018
	Cost	Fair Value
Due in one year or less	$2,024.4	$2,023.9
Due in one to three years	565.6	556.5
Due in three to five years	565.5	557.6
Due after five years	292.9	280.0

Invested customer trust funds	$3,448.4	$3,418.0

Expected maturities will differ from contractual maturities because borrowers may have the right to call or to prepay obligations with or without call or prepayment penalties.

	December 31, 2017
	Cost	Fair Value
Due in one year or less	$2,761.6	$2,762.0
Due in one to three years	518.3	648.8
Due in three to five years	528.8	473.9
Due after five years	288.5	206.7

Invested customer trust funds	$4,097.2	$4,091.4